RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES	12 Months Ended
Dec. 31, 2025
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES	RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES
To recognize liabilities for unpaid losses, both known or unknown, the company establishes reserves, which is a balance sheet account entry representing estimates of future amounts needed to pay claims and related expenses. The reserves are comprised of case reserves, incurred but not reported claims (“IBNR”) and the estimated expenses of settling claims, including claims specific costs (such as legal, loss adjuster fees).
Case Reserves: When a claim is reported, a member of the claims team will establish a “case reserve”. The case reserve will represent an estimate of the expected settlement amount and will be based on information about the specific claim at that time. The estimate represents an informed judgment based on general industry practices, the experience and knowledge of the claims handler and practices of the claims team.
IBNR: The IBNR is established as an estimate for losses incurred but not reported to the insurer at the reporting date. IBNR is often associated with the lag between an event occurring and the reporting to the Insurance company. The estimated IBNR also includes an allowance for the potential development in the adequacy of case reserves, namely “Incurred But Not Enough Reported” or “IBNER”, and all related claims expenses.
Management estimates the ultimate losses and loss adjustment expenses using a range of widely accepted actuarial methodologies and additional approaches as appropriate. The main methodologies used to project claims to ultimate include but are not limited to:
Chain Ladder Method: Using a development triangle of cumulative claims amounts, a set of incremental development factors are calculated. The development factor is equal to the ratio of the cumulative claims at each development period to that at the previous development period. These development factors are then applied to the most recent data point in the triangle to project the current claims to ultimate resolution. The development patterns are derived from the company’s experience and where the credibility of the experience is considered insufficient to enable the selection of development factors thought to be representative of future claims development, a relevant market benchmark pattern may be considered, where available.
Initial Expected Loss Ratio (“IELR”) Method: This method estimates ultimate claims for each line of business and origin period to be equal to an IELR multiplied by the expected ultimate premium. The unpaid (IBNR) claims is the difference between these estimates and the current paid (or case reported) claims.
The IELRs are derived for each line of business as part of the business planning process. Where relevant and credible data is available, a “bridging” process is used to inform the selection of the IELRs and itself divides each IELR into the following components: Small losses, large risk losses, modelled catastrophe losses (losses arising from perils in countries modelled by our natural catastrophe modelling software, currently Verisk) and non-modelled Losses (losses could include but not limited to man-made “catastrophes” or natural catastrophes in countries not modelled by Verisk).
The modelling process first considers the IELRs gross of outward reinsurance and then derives the anticipated outward reinsurance recoveries resulting from the gross assumptions. The reinsurance program is modelled within a capital modelling package. The aim of the bridging process is to restate trended and developed experience for each past year as if it were the experience in the underwriting year. Then the accident year loss ratios are derived by unwinding the underwriting year results by half a year. This restatement involves:
Bornhuetter-Ferguson (“BF”) method: This method is a blend of the Chain Ladder and IELR methods. Estimates can be made based on both paid claims and case reported claims.
For paid claims: The BF paid estimate is equal to the paid claims plus the IELR Method ultimate claims multiplied by the expected percentage estimated to be unpaid (derived from the paid claims Chain Ladder Method).
For case reported claims: The BF case reported estimate is equal to the case reported claims plus the IELR Method ultimate claims multiplied by the expected percentage estimated to be unreported (derived from the case reported claims Chain Ladder Method).
Ceded Reinsurance and Net IBNR: The outward reinsurance department determines outward reinsurance recoveries arising on case reported claims each month end by the application of the outwards program.
Reserves for outward reinsurance recoveries on estimated IBNR claims are determined by the application of reinsurance recovery ratios to the estimated gross IBNRs. This process is undertaken by line of business and by year. The derivation of the reinsurance recovery ratio considers each type of reinsurance (Facultative, Proportional Treaty and Excess of Loss Treaty) separately, with the estimates of the reinsurance recovery ratio developing over time depending on actual claims experience.
The key assumptions in calculating the most recent reserves are reviewed each quarter and adjusted where necessary. There were no significant changes in the gross or ceded methodology and assumptions during the most recent reporting period.
The following table represents an analysis of loss and loss adjustment expenses and a reconciliation of the beginning and ending reserve for unpaid loss and loss adjustment expenses:

	Year Ended December 31
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Reserve for unpaid loss and loss adjustment expenses	$794,243	$712,098	$636,245
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(213,663)	(212,249)	(188,800)
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	580,580	499,849	447,445

Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	251,592	253,323	228,381
Prior accident years	(35,810)	(37,211)	(39,294)
Total loss and loss adjustment expenses incurred, net of reinsurance	215,782	216,112	189,087

Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(36,088)	(21,607)	(25,875)
Prior accident years	(188,119)	(113,740)	(110,844)
Total loss and loss adjustment expenses paid, net of reinsurance	(224,207)	(135,347)	(136,719)

Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	(49)	(34)	36
Net reserve for unpaid loss and loss adjustment expenses at end of year	572,106	580,580	499,849
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	226,233	213,663	212,249
Reserve for unpaid loss and loss adjustment expenses at end of year	$798,339	$794,243	$712,098
Development on Prior Loss Reserves:
For the year ended December 31, 2025, the net loss and loss adjustment expenses were $215.8 million, which reflect $251.6 million for current accident year 2025 offset by $35.8 million of favorable development for accident years 2024 and prior. The favorable development in prior years’ losses is split between $37.5 million for the short-tail business and $10.4 million for the reinsurance business driven by consistent favorable claims experience, partially offset by $12.1 million of unfavorable development on the long-tail business driven by unfavorable experience on the Professional Lines of business.
Claims development
The following tables provide information about incurred and paid claims development, net of reinsurance, as well as cumulative claims frequency. The tables include IBNR reserves plus expected development on reported claims, and the cumulative number of reported claims as at December 31, 2025. Cumulative number of reported claims is reported on a per claim basis.
Information about incurred and paid claims development for the years ended December 31, 2016 to December 31, 2024 is presented as unaudited supplementary information.

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail (Expressed in thousands of U.S. Dollars)											As of December 31, 2025
Accident year	For the years ended December 31 Unaudited Prior Years									2025	IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	2016	2017	2018	2019	2020	2021	2022	2023	2024

2016	$2,758	$7,868	$17,376	$15,373	$17,299	$17,096	$16,830	$16,099	$16,138	$16,734	$9	922
2017	—	4,542	25,186	27,658	28,840	26,826	25,431	23,894	23,869	25,668	2,085	1,528
2018	—	—	42,580	44,766	45,182	41,041	35,191	43,288	37,650	38,446	1,377	2,309
2019	—	—	—	61,152	62,689	50,375	54,433	53,582	50,473	51,407	1,129	3,841
2020	—	—	—	—	85,084	90,179	82,863	84,893	114,885	138,490	14,269	3,346
2021	—	—	—	—	—	100,084	78,749	61,989	60,519	62,688	7,914	2,541
2022	—	—	—	—	—	—	83,392	73,707	57,737	55,630	14,217	2,329
2023	—	—	—	—	—	—	—	88,444	71,805	61,652	32,554	2,720
2024	—	—	—	—	—	—	—	—	90,707	85,420	56,485	2,692
2025	—	—	—	—	—	—	—	—	—	75,786	59,874	2,219
Total										$611,921

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$792	$2,639	$5,119	$7,071	$7,981	$12,074	$13,405	$14,111	$14,465	$15,742
2017	—	509	4,877	11,092	15,967	18,242	19,297	20,324	20,612	22,421
2018	—	—	2,807	10,915	17,326	20,715	24,993	29,334	31,330	32,206
2019	—	—	—	4,463	17,503	22,951	31,363	36,508	39,178	41,528
2020	—	—	—	—	4,573	22,884	39,541	52,719	68,133	113,478
2021	—	—	—	—	—	4,519	14,775	24,693	36,431	44,860
2022	—	—	—	—	—	—	3,293	15,322	21,906	28,716
2023	—	—	—	—	—	—	—	4,985	14,592	21,404
2024	—	—	—	—	—	—	—	—	3,837	13,478
2025	—	—	—	—	—	—	—	—	—	5,782
Total										339,615
All outstanding liabilities prior to 2016, net of reinsurance										4,338
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$276,644

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail (Expressed in thousands of U.S. Dollars)											As of December 31, 2025
											IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31 Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$55,683	$67,098	$64,789	$63,532	$65,074	$65,498	$65,806	$65,778	$65,306	$65,699	$4	2,197
2017	—	52,715	75,847	74,425	71,505	71,543	71,516	71,012	70,394	68,902	14	2,540
2018	—	—	43,103	49,054	52,999	59,265	59,144	58,488	56,884	56,233	24	2,366
2019	—	—	—	50,247	43,406	41,649	41,433	40,646	42,630	42,385	28	2,179
2020	—	—	—	—	57,745	50,876	51,517	55,102	55,477	53,997	115	1,942
2021	—	—	—	—	—	74,394	64,493	60,008	58,539	59,328	43	2,182
2022	—	—	—	—	—	—	100,030	85,522	93,054	92,578	5,765	2,730
2023	—	—	—	—	—	—	—	109,997	85,368	85,807	3,112	2,512
2024	—	—	—	—	—	—	—	—	122,588	88,366	3,763	2,594
2025	—	—	—	—	—	—	—	—	—	129,903	58,750	2,380
Total										$743,198

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$15,751	$44,609	$59,442	$62,054	$62,665	$64,112	$64,914	$65,172	$65,459	$65,389
2017	—	16,317	39,217	50,218	58,223	63,029	67,460	67,334	67,667	67,781
2018	—	—	17,087	34,338	47,573	51,100	51,232	54,285	54,561	54,737
2019	—	—	—	8,654	21,029	30,993	33,847	35,043	36,552	39,577
2020	—	—	—	—	6,737	17,591	26,771	29,869	34,487	45,210
2021	—	—	—	—	—	10,396	29,782	43,704	50,438	53,595
2022	—	—	—	—	—	—	10,428	40,185	55,780	67,882
2023	—	—	—	—	—	—	—	15,517	37,620	64,415
2024	—	—	—	—	—	—	—	—	16,268	45,335
2025	—	—	—	—	—	—	—	—	—	17,637
Total										521,558
All outstanding liabilities prior to 2016, net of reinsurance										1,421
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$223,061

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance (Expressed in thousands of U.S. Dollars)											As of December 31, 2025
	For the years ended December 31									2025	IBNR liabilities and expected development on reported claims	Cumulative number of reported claims
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024

2016	$3,299	$5,891	$7,303	$7,403	$7,594	$7,476	$7,183	$7,209	$7,124	$7,087	$9	309
2017	—	9,563	15,243	14,758	15,150	15,783	14,989	14,704	14,367	14,262	63	427
2018	—	—	10,092	11,168	9,225	9,073	8,718	8,901	9,291	9,084	37	453
2019	—	—	—	14,333	11,363	10,936	11,062	11,039	11,024	11,261	74	520
2020	—	—	—	—	11,437	10,900	11,526	10,785	11,125	11,671	99	492
2021	—	—	—	—	—	17,788	19,628	20,346	20,297	19,897	209	486
2022	—	—	—	—	—	—	16,184	12,971	13,264	13,542	311	520
2023	—	—	—	—	—	—	—	29,940	23,106	24,783	763	457
2024	—	—	—	—	—	—	—	—	40,028	27,769	4,802	385
2025	—	—	—	—	—	—	—	—	—	45,903	25,468	255
Total										$185,259

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance (Expressed in thousands of U.S. Dollars)
	For the years ended December 31
	Unaudited Prior Years
Accident year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025

2016	$359	$3,106	$5,223	$6,102	$6,612	$6,804	$6,872	$6,952	$7,009	$7,010
2017	—	2,593	7,436	9,375	12,633	12,815	13,156	13,257	13,512	13,631
2018	—	—	131	5,675	6,999	7,365	7,610	7,882	8,097	8,593
2019	—	—	—	2,527	7,207	8,532	9,256	9,680	9,995	10,360
2020	—	—	—	—	97	3,123	4,304	5,240	6,091	6,515
2021	—	—	—	—	—	1,179	8,154	13,437	15,922	16,880
2022	—	—	—	—	—	—	951	5,316	8,125	9,751
2023	—	—	—	—	—	—	—	5,373	11,434	17,091
2024	—	—	—	—	—	—	—	—	1,502	11,131
2025	—	—	—	—	—	—	—	—	—	12,669
Total										113,631
All outstanding liabilities prior to 2016, net of reinsurance										495
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										$72,123
The following table presents unaudited supplementary information about the average annual percentage payout of incurred claims, net of reinsurance for the year ended December 31, 2025:

	Average Annual Percentage Payout of Insurance Claims by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9
Specialty Long-tail	37%	23%	17%	11%	7%	3%	1%	1%	—
Specialty Short-tail	54%	27%	10%	4%	2%	1%	1%	1%	—
Reinsurance	46%	23%	13%	7%	4%	3%	2%	1%	1%
The following table provides a reconciliation of the net incurred and paid loss development tables to the reserve for unpaid loss and loss adjustment expenses as at December 31, 2025:

(Expressed in thousands of U.S. Dollars)	As of December 31, 2025

Net outstanding liabilities
Specialty Long-tail	$276,644
Specialty Short-tail	223,061
Reinsurance	72,123
Reserve for unpaid loss and loss adjustment expenses	571,828
Allowance for expected credit losses on unpaid reinsurance recoverables	278
Reserve for unpaid loss and loss adjustment expenses, net of allowance	572,106

Reinsurance recoverable on unpaid loss and loss adjustment expenses
Specialty Long-tail	132,437
Specialty Short-tail	93,028
Reinsurance	1,046
Total reinsurance recoverable on unpaid loss and loss adjustment expenses	226,511
Allowance for expected credit losses on unpaid reinsurance recoverables	(278)
Total reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	226,233

Total gross reserves for unpaid loss and loss adjustment expenses	$798,339